Long-Term Debt - Summary of Longterm Debt (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 29.5	$ 6.0